Amundi Pioneer Asset Management



February 21, 2018



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:   Pioneer Asset Allocation Trust (the "Trust")
      Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A (File Nos. 333-114788 and 811-21569)

Ladies and Gentlemen:

On behalf of the Trust, a Delaware statutory trust, we are hereby filing Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A of the Trust, under the Securities Act of 1933, as amended (the "1933 Act") (the "Amendment"), relating to Pioneer Solutions - Balanced Fund (the "Fund"), a series of the Trust.

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act. The Amendment is being filed for the purpose of reflecting certain changes to the disclosure regarding the Fund's principal investment strategies as a result of the reorganization of each of Pioneer Solutions - Conservative Fund and Pioneer Solutions - Growth Fund with the Fund. The reorganization was completed on January 26, 2018. The amendment is intended to become effective on or about April 22, 2018.

If you have any questions or comments on the Registration Statement, please contact Toby R. Serkin, Esq. (tel. (617) 951-8760) or Jeremy B. Kantrowitz, Esq. (tel. (617) 951-8458) of Morgan, Lewis & Bockius LLP, counsel to the Trust.


Sincerely,


/s/ Thomas Reyes
--------------------
Thomas Reyes
Assistant Secretary


cc:  Christopher J. Kelley, Esq.
     Toby R. Serkin, Esq.





Amundi Pioneer Asset Management
60 State Street
Boston, MA 02109